Schedule of Future Minimum Lease Payments Under Operating Leases (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022
Leases
Reminder	$ 68,672
1 Year	250,446	230,865
2 Year	205,114	97,439
3 Year	161,880	47,482
Thereafter
4 Year	161,880
Thereafter	107,920
Total future minimum lease payments	955,912	375,786
Less imputed interest	(95,099)	(12,490)
Operating lease liability	$ 860,813	$ 363,296		$ 578,513
Weighted average discount rate	4.84%	3.44%	3.41%	3.26%
Weighted average remaining lease term (years)	4 years 3 months 29 days	2 years 29 days	2 years 2 months 1 day	2 years 10 months 6 days